Short-term and long-term bank loans	6 Months Ended
Mar. 31, 2022
Short-term and long-term bank loans
Short-term and long-term bank loans

Note 13 – Short-term and long-term bank loans

	March 31,	September 30,
	2022	2021
	(unaudited)
Industrial and Commercial Bank of China (Tahe Branch) (1)	$1,261,591	$1,238,400
Bank of Beijing (Yangzhou Branch) (2)	788,494	—
Total short-term loans	$2,050,085	$1,238,400

Long-term loans, current (3)	$157,117	$264,393
Long-term loans, non-current (3)	—	22,033
Total long-term loans	$157,117	$286,426

(1)	On May 22, 2020, Khingan Forasen entered into a short-term loan agreement with Industrial and Commercial Bank of China Tahe Branch (“ICBC”) to borrow RMB5 million (equivalent to approximately $788,494 as of March 31, 2022) as working capital, with an interest rate equaling the Loan Prime Rate (“LPR”) set by the People’s Bank of China at the time of borrowing plus 50 basis points (effective rate is 4.35 % as of March 31, 2022). The Company received the proceeds on May 26, 2020. The term of the loan was 12 months from the date when the proceeds were received. The loan was guaranteed by a third party, Heilongjiang Xinzheng Financing Guarantee Group Co., Ltd., for up to 80% of the outstanding principal balance, and collateralized by the property and equipment of Khingan Forasen, with a net book value of RMB2.4 million (equivalent to approximately $0.4 million as of March 31, 2022). In June 2021, the Company renewed this loan with ICBC with a new maturity date of June 24, 2022. In June 2022, the Company further renewed this loan with ICBC with a revised maturity date of June 24, 2023.

On September 10, 2020, Biopower Plant entered into two unsecured loan agreements with ICBC to borrow a total of RMB3 million (equivalent to approximately $473,097 as of March 31, 2022) as working capital with an interest rate equaling the LPR set by the People’s Bank of China at the time of borrowing plus 80 basis points (effective rate is 4.65% as of March 31, 2022). During the fiscal year 2021, Biopower Plant renewed both loan agreements with ICBC to extend the maturity to December 18, 2021. In December 2021, Biopower Plant further renewed both loan agreements with ICBC to extend the maturity to June 12, 2022 and June 13, 2022, respectively. In June 2022, Biopower Plant further renewed both loan agreements with ICBC to extend the maturity to December 10, 2022.

(2)	On December 14, 2021, Hangzhou Forasen entered into a short-term loan agreement with Bank of Beijing Yangzhou Branch to borrow RMB5 million (equivalent to approximately $788,494 as of March 31, 2022) as working capital with an interest rate equaling the LPR set by the People’s Bank of China at the time of borrowing plus 95 basis points (effective rate is 4.80% as of March 31, 2022).The term of the loan is 12 months from the date when the proceeds were received. The loan is guaranteed by a third party, Yangzhou High Tech Financing Guarantee Co., Ltd, Ms. Yefang Zhang, principal shareholder, and Mr. Zhengyu Wang, former CEO and spouse of principal shareholder, for up to 100% of the outstanding principal balance.
(3)	On September 8, 2020, Hangzhou Forasen entered into a line of credit agreement (the “LOC”) with WeBank Co., Ltd. (“WeBank”) to borrow RMB2,988,940 (equivalent to approximately $455,813 as of March 31, 2022), with a maturity date of October 9, 2022, and an interest rate equaling the LPR set by the People’s Bank of China at the time of borrowing plus 6.41% (effective rate is 10.26% as of March 31, 2022).The loans require a monthly payment of principal of $22,033 (starting from the fourth month of the agreement period) and an average monthly interest approximately of $2,339. The LOC provides for a revolving line of credit, the principal amount of which will be specified in each borrowing. The LOC is unconditionally guaranteed by the legal representative of Hangzhou Forasen for a maximum amount of RMB5 million (equivalent to approximately $735,000 as of March 31, 2022).